Document And Entity Information	12 Months Ended
Mar. 31, 2018
Document Information [Abstract]
Entity Registrant Name	DXC TECHNOLOGY CORPORATION
Entity Central Index Key	0001688568
Document Type	8-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false